Financial Assets and Financial Liabilities - Summary Of Loans And Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current
Loans and borrowings	€ 54,764	€ 66,659
Lease liabilities	28,817	31,742
Total	83,581	98,401
Current
Loans and borrowings	109,902	131,810
Derivative warrant liabilities	70	2,168
Lease liabilities	4,287	4,664
Total	114,259	138,642
Loans [Member]
Non-current
Loans and borrowings	54,764	66,659
Current
Loans and borrowings	51,136	43,179
Working Capital Line of Credit and Others [Member]
Current
Loans and borrowings	€ 58,766	€ 88,631